Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - $ / $	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.30	1.36
Weighted Average
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.33	1.30